LINES OF CREDIT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
LINES OF CREDIT
Schedule of Lines of Credit	September 30,2024 December 31,2023 National $3,011,102 $3,918,523 Alpha 1,030,943 1,130,140 Pancreta 1,560,803 1,122,210 EFG 386,577 459,400 Ending balance $5,989,425 $6,630,273	December 31, 2023 December 31, 2022 National $3,918,523 $3,103,605 Alpha 1,130,140 991,492 Pancreta 1,122,210 1,232,128 EFG 459,400 431,512 Ending balance $6,630,273 $5,758,737